RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Disclosure of detailed information of loan receivable due from officer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 67	$ 123
Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	44	97
Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	94	99
Amounts receivable, related party transactions	$ 23	$ 26